Related Party Transactions Related Party Narrative (Details) DWT in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) DWT shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 6,608,000	$ 6,094,000
Due from Other Related Parties, Noncurrent	$ 14,606,000		$ 15,348,000
Termination notice master agreement	3 months
Common Stock, Shares, Issued | shares	75,459,344		75,298,676
Common stock, Value, Issued	$ 809,000		$ 796,000
Current Fiscal Year End Date	--12-31
Vessels time charter-in	6
Termination fee equal to a term for management fees	3 months
Equity Method Investment, Aggregate Cost				$ 100,000,000
Investment Owned, Balance, Shares | shares	5,400,000
Document Period End Date	Sep. 30, 2019
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 5,001,000	5,024,000
Vessel acquisition fee payable to SSH, per vessel acquired	$ 250,000
Number of months notice to be given terminate administrative agreement	12 months
Months of notice given by the company to terminate the administrative agreement	24 months
SUK
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 1,463,000	988,000
Scorpio Commercial & Scorpio Ship Management [Member]
Related Party Transaction [Line Items]
Termination notice master agreement	24 months
Termination notice payment in months,master agreement	24 months
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 29,000	$ 34,000
Commercial management fee payable to SCM (per vessel per day)	$ 300
Commission payable to SCM of gross revenues per charter	1.75%
Number of months to exit the pool for vessels that do have provisions	12 months
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent	$ 4,767,000		4,806,000
Concentration Risk, Customer	0.37	0.36
Ultramax pool [Member]
Related Party Transaction [Line Items]
Due from Other Related Parties, Noncurrent	$ 9,839,000		$ 10,542,000
Concentration Risk, Customer	.62	0.64
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	5
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party	$ 115,000	$ 48,000
Annual Fee per vessel to provide technical management service	$ 200,000
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Raise				337,000,000
Equity Method Investment, Aggregate Cost				$ 100,000,000
Investment Owned, Balance, Shares | shares				54,100,000
Newbuilding Drybulk carriers [Member]
Related Party Transaction [Line Items]
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT	30
Minimum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel	$ 200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel	$ 500,000